Note 16 - Leases - Maturity Analysis of Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 21,722	$ 20,901
Not later than one year [member]
Statement Line Items [Line Items]
Total undiscounted lease obligations	6,592	5,444
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total undiscounted lease obligations	9,185	7,510
Later than three years [member]
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 5,945	$ 7,947